Accounts receivable, net	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Accounts receivable, net

5. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2024	2023
Accounts receivable, gross	$169,843	$458,104
Less: allowance for credit losses	(162,500)	—
Accounts receivable, net	$7,343	$458,104

The credit losses are recorded in General and administrative expenses in the income statement.